Other Income - Summary of Other Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Material income [abstract]
Income from operating leases	¥ 37,386	¥ 39,654	¥ 32,733
Income related to disposal of assets leased	148		29
Income related to IT solution services	16,025	11,889	11,428
Gains on disposal of property, plant and equipment, and other intangible assets	1,213	3,326	1,708
Reversal of impairment losses of investments in associates and joint ventures	1,674	22,915	2,059
Gains on step acquisition of subsidiaries	1,089
Others	62,062	103,043	60,770
Total other income	¥ 119,597	¥ 180,827	¥ 108,727